Condensed Consolidated Balance Sheets (Parenthetical) $ in Thousands	Sep. 30, 2019 USD ($) $ / shares shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 912
Property and equipment, accumulated depreciation | $	925
Subscriber accounts and deferred contract acquisition costs, accumulated amortization | $	15,322
Dealer network and other intangible assets, accumulated amortization | $	$ 1,980
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Common stock, authorized shares (in shares)	45,000,000
Common stock, issued shares (in shares)	22,500,000
Common stock, outstanding shares (in shares)	22,500,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01
Preferred stock, authorized shares (in shares)	5,000,000
Preferred stock, issued shares (in shares)	0
Preferred stock, outstanding shares (in shares)	0